SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2020
SHORT TERM INVESTMENTS
SHORT-TERM INVESTMENTS

4. SHORT-TERM INVESTMENTS

	December 31,
	2019	2020
	RMB	RMB
Aggregate cost basis	2,500,000	—
Gross unrealized holding gain	1,024	—
Aggregate fair value	2,501,024	—

The Group’s short-term investments represent wealth management products issued by commercial banks in the PRC which are redeemable on demand of the Group. The wealth management products are invested in debt securities issued by the PRC government, corporate debt securities, bank deposits, central bank bills and other securities issued by other financial institutions.